Investments (Details) - Schedule of investments in fixed maturity securities with original maturities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 32,349
Unrealized Losses	(17)
Fair Value	32,332
Corporate Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	32,349
Unrealized Losses	(17)
Fair Value	$ 32,332